Other Assets and Other Financial Assets - Disclosure of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Miscellaneous assets [abstract]
Agreement with customers	$ 849			$ 793
Long term prepaid advertising expenses	298			392
Guarantee deposits	3,491			3,757
Prepaid bonuses	151			103
Advances to acquire property, plant and equipment	266			173
Recoverable taxes	1,674			1,653
Indemnifiable assets from business combinations	4,510			8,081
Recoverable taxes from business combinations	458
Others	828			1,230
Total other assets	$ 12,525	$ 637		$ 16,182

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3